Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,584,728	$ 3,518,100
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	649,405	584,640
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	5,913,243	5,841,444
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%, 6.57% (B), 10/18/2030 (A)	6,061,932	6,037,993
Series 2017-3A, Class A1,
3-Month Term SOFR + 1.48%, 6.81% (B), 07/20/2030 (A)	9,689,946	9,682,262
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A,
3-Month Term SOFR + 1.50%, 6.81% (B), 07/15/2036 (A)	4,000,000	3,972,528
Ford Credit Auto Owner Trust
Series 2019-1, Class A,
3.52%, 07/15/2030 (A)	5,440,000	5,387,461
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	3,250,000	3,238,326
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	8,854,950	6,693,408
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	3,445,474	2,621,630
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	4,518,610	3,591,030
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	1,171,903	1,159,671
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2,
3.81%, 03/18/2025	2,925,005	2,904,620
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.79% (B), 10/20/2034 (A)	7,305,000	7,185,512
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	309,475	302,816
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	424,941	418,006
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	893,333	764,306
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	156,359	153,876
MVW LLC
Series 2022-1A, Class A,
4.15%, 11/21/2039 (A)	6,253,749	5,981,347

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	$ 306,814	$ 293,403
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	5,024,064	4,925,305
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	11,450,000	11,418,250
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	7,645,000	7,582,475
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month Term SOFR + 1.45%, 6.78% (B), 01/20/2031 (A)	3,498,389	3,490,882
Orange Lake Timeshare Trust
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	558,856	553,020
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	457,242	450,353
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	380,422	364,652
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.69% (B), 07/20/2030 (A)	6,267,365	6,253,138
RAAC Trust
Series 2007-RP4, Class A,
1-Month Term SOFR + 0.46%, 6.11% (B), 11/25/2046 (A)	389,279	360,521
Sierra Timeshare Receivables Funding LLC
5.80%, 04/20/2040 (A)	3,820,000	3,836,505
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	719,799	713,946
Series 2019-1A, Class A,
3.20%, 01/20/2036 (A)	687,926	661,315
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	1,563,468	1,509,369
Series 2021-1A, Class A,
0.99%, 11/20/2037 (A)	1,957,080	1,815,383
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	5,813,312	5,713,932
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	4,500,000	4,193,626
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	4,693,000	4,680,102
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month Term SOFR + 1.40%, 6.73% (B), 10/20/2028 (A)	2,365,249	2,358,579

Total Asset-Backed Securities (Cost $134,626,496)		131,213,732

CORPORATE DEBT SECURITIES - 34.3%
Aerospace & Defense - 0.8%
Boeing Co.
3.50%, 03/01/2039	7,305,000	5,537,231
5.15%, 05/01/2030	2,615,000	2,590,859
5.81%, 05/01/2050	2,508,000	2,519,598

Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
HEICO Corp.
5.35%, 08/01/2033	$ 3,686,000	$ 3,662,601
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	6,384,000	5,403,231

		19,713,520

Air Freight & Logistics - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031	9,977,000	7,780,819

Automobile Components - 0.3%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	3,121,000	2,669,649
BorgWarner, Inc.
3.38%, 03/15/2025	3,645,000	3,510,665

		6,180,314

Automobiles - 1.2%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	4,981,000	4,710,631
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,702,000	6,266,048
6.95%, 03/06/2026	4,750,000	4,796,925
General Motors Co.
6.25%, 10/02/2043	1,445,000	1,418,387
General Motors Financial Co., Inc.
5.00%, 04/09/2027	4,041,000	3,967,598
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A)	3,512,000	3,603,427
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	3,463,000	2,980,214

		27,743,230

Banks - 5.6%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	5,715,000	5,358,637
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	11,224,000	11,122,391
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	7,149,000	7,336,945
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	4,852,000	4,921,505
Commerzbank AG
8.13%, 09/19/2023 (A)	7,251,000	7,242,308
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	3,026,000	2,913,861
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	4,813,000	4,633,070
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	1,312,000	1,335,054
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033	7,212,000	6,073,361
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	2,745,000	2,681,988
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	8,502,000	9,040,216
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	7,011,000	6,310,484

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 02/01/2027, 3.78% (B), 02/01/2028	$ 2,474,000	$ 2,343,953
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	4,988,000	5,018,417
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	6,018,000	6,106,753
Northern Trust Corp.
6.13%, 11/02/2032	6,903,000	7,186,117
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (B), 01/24/2034 (C)	5,075,000	4,899,189
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	6,909,000	6,600,505
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	2,579,000	2,599,526
UBS Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	4,526,000	4,342,397
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	8,211,000	8,566,558
US Bancorp
Fixed until 06/10/2033, 5.84% (B), 06/12/2034	6,736,000	6,825,181
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	6,178,000	6,203,907
Fixed until 06/15/2024 (D), 5.90% (B)	2,943,000	2,912,687

		132,575,010

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	4,846,000	4,305,069
Constellation Brands, Inc.
3.15%, 08/01/2029	1,440,000	1,297,654
3.70%, 12/06/2026	1,889,000	1,807,669
Diageo Capital PLC
5.50%, 01/24/2033	2,774,000	2,917,724

		10,328,116

Biotechnology - 0.7%
AbbVie, Inc.
3.20%, 05/14/2026	2,346,000	2,234,196
4.05%, 11/21/2039	3,184,000	2,767,361
Amgen, Inc.
2.00%, 01/15/2032	2,411,000	1,906,973
5.60%, 03/02/2043	2,796,000	2,776,471
CSL Finance PLC
4.63%, 04/27/2042 (A)	2,753,000	2,521,951
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,594,000	1,365,086
Royalty Pharma PLC
2.20%, 09/02/2030	4,157,000	3,344,191

		16,916,229

Building Products - 0.5%
Carlisle Cos., Inc.
2.20%, 03/01/2032	3,830,000	3,029,166
3.75%, 12/01/2027	3,740,000	3,532,131
Lowe’s Cos., Inc.
3.75%, 04/01/2032	4,632,000	4,197,115

		10,758,412

Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.8%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	$ 8,351,000	$ 8,584,028
Morgan Stanley
Fixed until 04/21/2033, 5.25% (B), 04/21/2034	1,138,000	1,121,874
Fixed until 07/21/2033, 5.42% (B), 07/21/2034	3,416,000	3,411,831
Fixed until 10/18/2032, 6.34% (B), 10/18/2033	4,553,000	4,839,855

		17,957,588

Chemicals - 0.4%
FMC Corp.
5.65%, 05/18/2033 (C)	2,748,000	2,649,712
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	4,965,000	3,952,634
Nutrien Ltd.
4.90%, 03/27/2028	2,986,000	2,934,167

		9,536,513

Commercial Services & Supplies - 1.6%
ADT Security Corp.
4.13%, 08/01/2029 (A) (C)	5,015,000	4,350,513
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	3,037,000	2,771,949
5.55%, 05/30/2033 (A)	2,650,000	2,575,272
Element Fleet Management Corp.
6.27%, 06/26/2026 (A)	7,228,000	7,260,249
General Electric Co.
4.13%, 10/09/2042	2,723,000	2,229,201
4.50%, 03/11/2044	4,688,000	4,134,522
Quanta Services, Inc.
2.90%, 10/01/2030	3,740,000	3,177,951
Republic Services, Inc.
5.00%, 04/01/2034	3,988,000	3,957,435
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	9,412,000	7,301,176

		37,758,268

Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	5,842,000	4,609,355
Sysco Corp.
3.30%, 07/15/2026	4,422,000	4,208,327

		8,817,682

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	3,740,000	3,339,836

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (A)	2,747,000	2,762,953

Diversified REITs - 1.5%
American Tower Trust #1
3.65%, 03/23/2028 (A)	2,800,000	2,597,509
Broadstone Net Lease LLC
2.60%, 09/15/2031	6,211,000	4,503,381
SBA Tower Trust
1.63%, 05/15/2051 (A)	6,278,000	5,450,118
1.88%, 07/15/2050 (A)	1,100,000	990,398
2.84%, 01/15/2050 (A)	13,134,000	12,510,209
6.60%, 01/15/2028 (A)	3,650,000	3,700,640

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
VICI Properties LP
4.95%, 02/15/2030	$ 6,748,000	$ 6,383,824

		36,136,079

Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	871,651
Verizon Communications, Inc.
1.68%, 10/30/2030	5,851,000	4,594,435
2.99%, 10/30/2056	9,757,000	5,997,529

		11,463,615

Electric Utilities - 1.7%
Appalachian Power Co.
3.40%, 06/01/2025	4,135,000	3,967,436
Black Hills Corp.
4.25%, 11/30/2023	4,781,000	4,751,306
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	614,000	604,968
CMS Energy Corp.
3.88%, 03/01/2024	723,000	714,555
4.88%, 03/01/2044	974,000	885,715
DTE Electric Co.
4.30%, 07/01/2044	7,295,000	6,242,684
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	11,944,000	10,171,650
Duke Energy Progress LLC
3.60%, 09/15/2047	2,726,000	2,070,207
Entergy Arkansas LLC
3.70%, 06/01/2024	1,493,000	1,466,822
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	707,000	708,975
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,979,000	2,351,377
PacifiCorp
3.60%, 04/01/2024	3,749,000	3,694,990
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,955,000	1,877,477

		39,508,162

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
2.95%, 02/15/2032	5,137,000	4,181,279
Keysight Technologies, Inc.
4.60%, 04/06/2027	4,366,000	4,301,499
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	4,143,000	3,683,006
Trimble, Inc.
6.10%, 03/15/2033	4,169,000	4,231,268

		16,397,052

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	4,487,000	4,265,463
Schlumberger Investment SA
3.65%, 12/01/2023	1,121,000	1,113,108

		5,378,571

Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	6,232,000	5,980,944
4.50%, 09/15/2023	872,000	870,137

Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	$ 3,332,000	$ 2,992,852
5.50%, 12/15/2024 (A)	8,463,000	8,314,071
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	8,743,000	8,215,709
5.50%, 01/15/2026 (A)	3,257,000	3,173,282

		29,546,995

Food Products - 0.5%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	6,218,000	5,253,421
Cargill, Inc.
5.13%, 10/11/2032 (A)	2,894,000	2,920,843
Viterra Finance BV
4.90%, 04/21/2027 (A)	5,002,000	4,837,829

		13,012,093

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	3,484,000	3,213,290
5.75%, 12/06/2052 (A)	1,272,000	1,329,009
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	2,577,000	2,643,061

		7,185,360

Health Care Providers & Services - 1.5%
Centene Corp.
3.38%, 02/15/2030	7,847,000	6,749,033
Cigna Group
2.40%, 03/15/2030	4,530,000	3,838,056
CVS Health Corp.
2.70%, 08/21/2040	3,472,000	2,405,572
5.25%, 01/30/2031	1,862,000	1,860,102
Elevance Health, Inc.
2.25%, 05/15/2030	4,034,000	3,377,769
5.13%, 02/15/2053	2,425,000	2,330,415
HCA, Inc.
4.13%, 06/15/2029	3,196,000	2,962,893
5.25%, 04/15/2025	1,795,000	1,779,230
5.50%, 06/15/2047	2,893,000	2,697,132
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,929,000	2,574,856
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	1,520,000	1,393,838
UnitedHealth Group, Inc.
5.20%, 04/15/2063	4,467,000	4,393,480

		36,362,376

Health Care REITs - 0.4%
Physicians Realty LP
2.63%, 11/01/2031	5,456,000	4,250,495
Ventas Realty LP
3.25%, 10/15/2026	5,018,000	4,625,660

		8,876,155

Hotels, Restaurants & Leisure - 0.3%
Hyatt Hotels Corp.
1.80%, 10/01/2024	2,477,000	2,372,073
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	6,515,000	5,419,065

		7,791,138

Insurance - 1.6%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	6,254,000	6,171,839

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Equitable Holdings, Inc.
5.59%, 01/11/2033	$ 7,468,000	$ 7,380,108
Global Atlantic Finance Co.
7.95%, 06/15/2033 (A)	7,005,000	7,013,892
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	3,400,000	3,395,750
Ohio National Financial Services, Inc.
6.80%, 01/24/2030 (A)	10,038,000	9,330,324
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	5,651,000	4,828,248

		38,120,161

Interactive Media & Services - 0.5%
Baidu, Inc.
4.38%, 05/14/2024	4,652,000	4,595,013
Meta Platforms, Inc.
4.80%, 05/15/2030	4,502,000	4,513,999
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	2,683,000	2,637,630

		11,746,642

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	402,000	338,433
3.80%, 02/15/2028	2,801,000	2,631,481

		2,969,914

Machinery - 0.2%
CNH Industrial Capital LLC
4.55%, 04/10/2028	4,115,000	3,990,886

Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	3,602,000	2,725,574
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	2,020,000	1,855,390
Comcast Corp.
2.94%, 11/01/2056	1,620,000	1,041,690
NBCUniversal Media LLC
4.45%, 01/15/2043	3,353,000	2,985,248
Paramount Global
4.20%, 05/19/2032 (C)	2,681,000	2,229,124

		10,837,026

Metals & Mining - 0.6%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,182,000	3,038,252
ArcelorMittal SA
6.55%, 11/29/2027	5,937,000	6,129,926
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,976,000	3,990,838

		13,159,016

Office REITs - 0.2%
Corporate Office Properties LP
2.25%, 03/15/2026	1,209,000	1,076,075

Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Office REITs (continued)
Highwoods Realty LP
4.13%, 03/15/2028	$ 2,790,000	$ 2,504,457
Office Properties Income Trust
3.45%, 10/15/2031	798,000	419,825

		4,000,357

Oil, Gas & Consumable Fuels - 3.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	3,125,000	2,700,505
Chevron USA, Inc.
3.25%, 10/15/2029	4,089,000	3,780,025
Energy Transfer LP
4.90%, 02/01/2024	2,863,000	2,841,767
5.15%, 03/15/2045	1,668,000	1,438,066
5.55%, 02/15/2028	2,532,000	2,542,009
5.95%, 10/01/2043	1,293,000	1,216,361
7.60%, 02/01/2024	4,041,000	4,055,489
Enterprise Products Operating LLC
4.25%, 02/15/2048	8,341,000	6,993,300
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	3,178,000	3,148,826
Occidental Petroleum Corp.
5.55%, 03/15/2026	7,343,000	7,304,449
ONEOK, Inc.
6.10%, 11/15/2032	5,869,000	5,984,703
Ovintiv, Inc.
6.25%, 07/15/2033	3,974,000	4,010,146
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	2,506,224
6.88%, 08/04/2026	1,410,000	1,312,686
7.69%, 01/23/2050	641,000	445,035
Pioneer Natural Resources Co.
2.15%, 01/15/2031	4,863,000	3,978,940
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	3,097,000	2,734,386
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	2,888,000	2,745,738
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	323,000	317,837
Shell International Finance BV
2.50%, 09/12/2026	3,121,000	2,911,372
3.75%, 09/12/2046	2,857,000	2,312,920
Western Midstream Operating LP
6.15%, 04/01/2033	4,138,000	4,196,509
Williams Cos., Inc.
5.40%, 03/04/2044	1,095,000	1,004,473

		70,481,766

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	156	140
United Airlines Pass-Through Trust
3.75%, 03/03/2028	3,749,452	3,522,087

		3,522,227

Personal Care Products - 0.4%
Haleon US Capital LLC
3.38%, 03/24/2027	2,762,000	2,598,297
Kenvue, Inc.
5.00%, 03/22/2030 (A)	6,008,000	6,054,589

		8,652,886

Pharmaceuticals - 0.6%
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	4,174,000	3,989,348

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
5.00%, 05/17/2053	$ 4,216,000	$ 4,225,371
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	4,409,000	4,369,385
Viatris, Inc.
2.30%, 06/22/2027	2,488,000	2,185,193

		14,769,297

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	4,000,000	3,824,459
5.10%, 12/15/2027	4,636,000	4,597,251

		8,421,710

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	2,844,000	2,567,743

Retail REITs - 0.3%
Realty Income Corp.
4.90%, 07/15/2033	4,314,000	4,146,929
Simon Property Group LP
5.50%, 03/08/2033	3,290,000	3,284,366

		7,431,295

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	6,496,000	6,105,267
Broadcom, Inc.
1.95%, 02/15/2028 (A)	2,070,000	1,787,434
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,095,000	4,047,636
KLA Corp.
3.30%, 03/01/2050	4,337,000	3,208,743
Microchip Technology, Inc.
0.98%, 09/01/2024	4,561,000	4,328,890
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	823,064
3.40%, 05/01/2030	1,216,000	1,076,689
QUALCOMM, Inc.
3.25%, 05/20/2050 (C)	3,819,000	2,870,289
Skyworks Solutions, Inc.
1.80%, 06/01/2026	2,526,000	2,259,177
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	5,908,000	4,625,392

		31,132,581

Software - 1.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	570,000	492,112
Fiserv, Inc.
5.45%, 03/02/2028	4,235,000	4,276,716
Infor, Inc.
1.75%, 07/15/2025 (A)	5,112,000	4,690,671
Oracle Corp.
3.65%, 03/25/2041	3,404,000	2,606,245
6.90%, 11/09/2052	5,079,000	5,662,055
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,902,000	1,298,038
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	6,520,000	6,297,261
Workday, Inc.
3.50%, 04/01/2027	4,199,000	3,986,812

		29,309,910

Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs - 0.2%
Weyerhaeuser Co.
4.00%, 04/15/2030	$ 5,505,000	$ 5,071,224

Tobacco - 0.4%
BAT Capital Corp.
2.26%, 03/25/2028	5,667,000	4,895,990
Philip Morris International, Inc.
5.63%, 11/17/2029	3,895,000	3,981,613

		8,877,603

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	1,832,168
Sprint LLC
7.88%, 09/15/2023	2,873,000	2,875,232
T-Mobile USA, Inc.
3.50%, 04/15/2031	4,213,000	3,703,648
3.88%, 04/15/2030	6,794,000	6,242,173

		14,653,221

Total Corporate Debt Securities (Cost $850,665,555)		813,541,551

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Chile - 0.0% (E)
Chile Government International Bonds
3.50%, 01/25/2050	825,000	619,657

Colombia - 0.2%
Colombia Government International Bonds
4.50%, 01/28/2026	3,650,000	3,508,757

Indonesia - 0.2%
Indonesia Government International Bonds
4.75%, 01/08/2026 (A)	3,205,000	3,185,856

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	2,481,000	2,350,949

Panama - 0.0% (E)
Panama Government International Bonds
3.88%, 03/17/2028	735,000	693,377

Total Foreign Government Obligations (Cost $11,028,039)		10,358,596

MORTGAGE-BACKED SECURITIES - 7.1%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month Term SOFR + 0.73%, 6.03% (B), 08/25/2035	274,811	246,142
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	427,604	347,563
Series 2005-51, Class 3A3A,
1-Month Term SOFR + 0.75%, 6.01% (B), 11/20/2035	317,507	274,885
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	4,637,841	1,850,769
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	680,222	363,581
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	1,620,487	1,411,646

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
4.17% (B), 11/25/2034	$ 25,387	$ 23,564
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
4.20% (B), 02/25/2034	12,857	12,599
Series 2005-3, Class 1A2,
1-Month Term SOFR + 0.69%, 5.99% (B), 04/25/2035	61,931	57,315
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	5,275,047	4,488,282
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	1,280,763	1,275,654
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	4,165,000	4,127,393
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	217,739	204,253
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	173,258	160,161
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	906,197	859,523
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	162,881	162,570
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	12,640,000	12,497,288
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	17,005,000	15,877,201
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 5.45% (B), 12/27/2036 (A)	40,312	40,084
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	5,879,203	4,696,076
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	3,854,357	3,321,111
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	3,800,000	3,621,463
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (A)	6,050,000	5,763,001
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	4,570,000	4,340,036
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.67% (B), 03/18/2035	3,513	3,026
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month Term SOFR + 0.67%, 5.92% (B), 06/19/2034	110,865	98,598
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month Term SOFR + 0.91%, 6.21% (B), 10/25/2034	4,501	4,368
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.34% (B), 08/25/2037	280,353	214,285
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	738,996

Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
3.85% (B), 02/25/2034	$ 11,619	$ 10,567
Series 2006-A2, Class 5A1,
4.27% (B), 11/25/2033	5,950	5,769
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	152,433	53,800
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (A)	5,765,000	4,940,443
Series 2020-1MW, Class B,
2.34% (B), 09/10/2039 (A)	5,024,000	4,275,437
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
4.40% (B), 11/25/2035 (A)	151,495	76,101
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month Term SOFR + 0.75%, 6.05% (B), 10/25/2028	3,942	3,693
Series 2004-A1, Class 2A1,
4.06% (B), 02/25/2034	43,340	40,151
Series 2005-A4, Class 2A2,
4.52% (B), 07/25/2035	38,730	34,328
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B,
4.33% (B), 08/15/2046	1,035,000	835,088
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	712,684	653,419
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	292,718	272,740
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	233,911	215,515
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	774,381	707,231
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	990,600	914,975
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	854,236	797,614
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	1,754,584	1,587,002
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,559,279	1,457,067
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	1,767,241	1,648,670
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	2,478,633	2,324,304
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	1,240,600	1,149,407
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	758,893	712,981
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	6,957,432	6,492,535
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	5,162,880	4,734,948
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	1,280,108	1,176,869
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	1,874,732	1,710,425
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (B), 03/25/2063 (A)	4,720,785	4,696,663
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	4,548,000	4,199,927

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2007-QO4, Class A1A,
1-Month Term SOFR + 0.49%, 5.79% (B), 05/25/2047	$ 255,887	$ 227,737
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
4.61% (B), 07/25/2035	188,246	109,357
Series 2007-3, Class 3A1,
4.20% (B), 04/25/2047	462,449	221,364
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month Term SOFR + 0.81%, 6.06% (B), 01/19/2034	12,110	11,464
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	221,941	218,923
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	487,274	473,710
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,144,205	1,077,381
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	1,695,456	1,603,720
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	2,360,706	2,262,138
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	2,272,284	2,073,299
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	6,446,175	6,027,273
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	9,367,663	8,616,940
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	2,133,992	1,853,777
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	3,935,496	3,510,440
Series 2022-4, Class A1,
3.75%, 09/25/2062 (A)	13,209,837	12,227,726
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	8,024,137	7,332,743
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month Term SOFR + 0.69%, 5.99% (B), 07/25/2045	18,270	17,040
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 5.02% (B), 07/25/2047	9,880	211
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	2,751,226
Series 2015-C29,Class AS,
4.01% (B), 06/15/2048	6,250,000	5,908,503

Total Mortgage-Backed Securities (Cost $184,748,398)		169,334,074

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (E)
Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	267,000	297,730

Total Municipal Government Obligation (Cost $314,752)		297,730

Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.5%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.57%, 3.82% (B), 02/01/2037	$ 1,848	$ 1,792
12-Month LIBOR + 1.66%, 3.96% (B), 01/01/2038	50,708	49,982
12-Month LIBOR + 1.73%, 3.98% (B), 09/01/2035	123,155	122,344
12-Month LIBOR + 1.75%, 4.00% (B), 12/01/2034	5,417	5,342
12-Month LIBOR + 1.80%, 4.05% (B), 09/01/2037	9,612	9,747
12-Month LIBOR + 1.90%, 4.40% (B), 02/01/2041	12,512	12,242
6-Month LIBOR + 2.12%, 4.91% (B), 05/01/2037	4,458	4,324
5.00%, 12/01/2035	178,920	179,848
6-Month LIBOR + 1.36%, 5.90% (B), 05/01/2037	13,140	13,173
6.00%, 05/01/2031	134,496	136,407
6-Month LIBOR + 1.57%, 6.46% (B), 04/01/2037	11,668	11,759
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 01/25/2025	10,229,471	9,854,498
2.89%, 06/25/2027	1,945,454	1,910,061
3.01%, 07/25/2025	12,812,000	12,281,991
3.06% (B), 08/25/2024	4,813,371	4,698,863
3.17%, 10/25/2024	17,140,000	16,663,532
3.49%, 01/25/2024	5,885,990	5,828,129
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	694,024	669,292
12-Month LIBOR + 1.75%, 4.25% (B), 03/01/2041	11,136	10,920
4.50%, 02/01/2025 - 08/01/2052	12,062,880	11,549,551
12-Month LIBOR + 1.74%, 4.74% (B), 08/01/2035	15,725	15,970
5.00%, 04/01/2039 - 04/01/2053	38,396,556	37,590,015
6-Month LIBOR + 0.94%, 5.36% (B), 08/01/2037	525	517
5.50%, 04/01/2036 - 03/01/2053	14,171,568	14,148,141
6.00%, 02/01/2034 - 01/01/2040	1,889,625	1,944,540
6.50%, 06/01/2038 - 05/01/2040	772,306	806,064
6-Month LIBOR + 1.52%, 6.54% (B), 01/01/2035	3,203	3,235
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.64% (B), 02/16/2053	2,325,352	36,458
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	3,102,588
Uniform Mortgage-Backed Security
TBA, 2.00%, 08/01/2038 - 08/01/2053 (F)	72,391,000	61,584,218
TBA, 2.50%, 08/01/2038 - 08/01/2053 (F)	133,567,000	113,961,580
TBA, 3.00%, 08/01/2038 - 08/01/2053 (F)	109,469,000	96,509,274
TBA, 3.50%, 08/01/2038 - 08/01/2053 (F)	85,440,000	78,081,167
TBA, 4.00%, 08/01/2053 (F)	45,602,000	42,568,398

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security (continued)
TBA, 4.50%, 08/01/2053 (F)	$ 41,726,000	$ 39,949,385
TBA, 5.50%, 08/01/2053 (F)	50,026,000	49,690,247

Total U.S. Government Agency Obligations (Cost $607,808,665)		604,005,594

U.S. GOVERNMENT OBLIGATIONS - 25.2%
U.S. Treasury - 23.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	19,973,000	10,861,099
1.88%, 02/15/2051 - 11/15/2051	11,868,000	7,581,073
2.00%, 02/15/2050	9,112,000	6,050,582
2.25%, 08/15/2046 - 02/15/2052	19,673,000	13,802,268
2.38%, 02/15/2042 - 05/15/2051	18,112,000	13,634,276
2.50%, 02/15/2045 - 05/15/2046	42,510,200	31,968,951
2.75%, 08/15/2042 - 11/15/2047	46,602,500	37,162,830
2.88%, 08/15/2045 - 05/15/2049	9,895,500	7,947,029
3.00%, 05/15/2042 - 08/15/2052	36,387,400	30,038,980
3.13%, 02/15/2042 - 05/15/2048	18,696,000	15,765,357
3.63%, 02/15/2044 - 05/15/2053	32,800,500	30,408,088
3.88%, 02/15/2043	4,257,000	4,061,444
4.00%, 11/15/2052	5,195,000	5,180,389
5.25%, 02/15/2029	14,343,100	15,060,815
U.S. Treasury Notes
0.25%, 08/31/2025	13,029,000	11,852,319
0.63%, 05/15/2030 - 08/15/2030	31,970,000	25,445,761
1.13%, 02/15/2031	5,731,000	4,684,197
1.38%, 11/15/2031	26,580,000	21,732,265
1.50%, 08/15/2026 - 02/15/2030	11,931,700	10,733,632
1.63%, 08/15/2029 - 05/15/2031	11,880,900	10,194,848
1.88%, 02/15/2032	10,574,800	8,974,535
2.25%, 11/15/2025 - 11/15/2027	59,843,900	55,133,582
2.63%, 02/15/2029	2,275,400	2,101,634
2.75%, 05/15/2025 - 08/15/2032	28,057,600	26,163,060
2.88%, 05/15/2028 - 05/15/2032	56,398,800	52,345,441
3.13%, 11/15/2028	5,662,000	5,379,342
3.38%, 05/15/2033	37,365,900	35,614,374
3.50%, 01/31/2028 - 02/15/2033	7,633,800	7,384,110
3.63%, 05/31/2028	4,960,000	4,838,325
3.88%, 11/30/2027	5,843,100	5,749,747
4.00%, 06/30/2028 (C)	16,645,000	16,500,657
4.13%, 09/30/2027 - 11/15/2032	15,238,900	15,339,795

		549,690,805

U.S. Treasury Inflation-Protected Securities - 2.1%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	12,510,899	8,434,349
1.75%, 01/15/2028	4,523,300	4,478,111
2.50%, 01/15/2029	21,055,785	21,735,985
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	16,287,388	14,609,819

		49,258,264

Total U.S. Government Obligations (Cost $650,726,175)		598,949,069

	Shares	Value
PREFERRED STOCKS - 0.2%
Banks - 0.2%
Citigroup Capital XIII,
3-Month Term SOFR + 6.63%, 12.00% (B)	184,306	5,343,031

Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (E)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (B)	7,998	$ 187,953

Total Preferred Stocks (Cost $5,380,797)		5,530,984

	Principal	Value
COMMERCIAL PAPER - 18.4%
Banks - 9.6%
ABN AMRO Funding USA LLC
5.78% (G), 01/16/2024 (A)	$ 21,925,000	21,344,808
Australia & New Zealand Banking Group Ltd.
5.80% (G), 01/08/2024 (A)	23,000,000	22,439,613
Bedford Row Funding Corp.
5.78% (G), 01/09/2024 (A)	18,008,000	17,554,685
DNB Bank ASA
5.69% (G), 12/20/2023 (A)	24,000,000	23,481,227
Lloyds Bank PLC
5.85% (G), 01/29/2024	23,785,000	23,097,191
Macquarie Bank Ltd.
5.37% (G), 09/01/2023 (A)	22,415,000	22,307,826
Nordea Bank Abp
5.24% (G), 09/01/2023 (A)	21,091,000	20,990,119
Skandinaviska Enskilda Banken AB
5.71% (G), 12/13/2023 (A)	17,400,000	17,043,148
Societe Generale SA
5.76% (G), 12/11/2023 (A)	21,000,000	20,573,369
Svenska Handelsbanken AB
5.85% (G), 01/24/2024 (A)	25,000,000	24,310,314
Toronto-Dominion Bank
5.38% (G), 09/06/2023 (A)	14,000,000	13,923,897

		227,066,197

Financial Services - 7.3%
Anglesea Funding LLC
5.14% (G), 08/03/2023 (A)	18,132,000	18,123,948
Atlantic Asset Securitization LLC
5.73% (G), 12/14/2023 (A)	8,000,000	7,831,753
Barton Capital SA
5.64% (G), 11/16/2023 (A)	9,000,000	8,850,744
Chariot Funding LLC
5.76% (G), 12/21/2023 (A)	25,000,000	24,444,485
Glencove Funding LLC
5.09% (G), 08/03/2023 (A)	15,000,000	14,993,339
5.74% (G), 12/22/2023 (A)	10,800,000	10,559,246
Lexington Parker Capital Co. LLC
5.20% (G), 08/08/2023 (A)	3,825,000	3,820,460
5.34% (G), 09/05/2023 (A)	10,000,000	9,946,200
Liberty Street Funding LLC
5.60% (G), 11/20/2023 (A)	2,709,000	2,662,343
5.65% (G), 11/20/2023 (A)	10,900,000	10,712,268
LMA-Americas LLC
5.19% (G), 08/11/2023 (A)	12,773,000	12,751,983
5.51% (G), 11/14/2023 (A)	1,636,000	1,609,342
Mont Blanc Capital Corp.
5.42% (G), 09/13/2023 (A)	9,450,000	9,387,711
Starbird Funding Corp.
5.86% (G), 02/01/2024 (A)	5,000,000	4,858,141

	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Thunder Bay Funding LLC
5.47% (G), 11/15/2023 (A)	$ 9,000,000	$ 8,853,223
Victory Receivables Corp.
5.47% (G), 10/25/2023 (A)	25,000,000	24,673,319

		174,078,505

Health Care Providers & Services - 1.0%
Columbia Funding Co. LLC
5.17% (G), 08/10/2023 (A)	15,070,000	15,047,629
5.36% (G), 09/05/2023 (A)	8,855,000	8,807,360

		23,854,989

Software - 0.5%
Manhattan Asset Funding Co. LLC
5.75% (G), 01/09/2024 (A)	10,973,000	10,693,913

Total Commercial Paper (Cost $435,846,992)		435,693,604

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bills
4.77% (G), 08/03/2023	2,048,000	2,047,401
4.79% (G), 09/07/2023	5,581,000	5,550,800
4.80% (G), 08/03/2023	7,243,000	7,240,883
4.96% (G), 09/07/2023	4,072,000	4,049,965
5.29% (G), 09/07/2023	6,526,000	6,490,686
5.30% (G), 09/14/2023	6,061,000	6,022,017
5.40% (G), 10/19/2023	23,209,000	22,940,913

Total Short-Term U.S. Government Obligations (Cost $54,351,160)		54,342,665

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (G)	14,694,940	14,694,940

Total Other Investment Company (Cost $14,694,940)		14,694,940

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 2.50% (G), dated 07/31/2023, to be repurchased at $37,916,641 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $38,672,313.	$ 37,914,009	37,914,009

Total Repurchase Agreement (Cost $37,914,009)		37,914,009

Total Investments (Cost $2,988,105,978)		2,875,876,548
Net Other Assets (Liabilities) - (21.2)%		(502,191,175)

Net Assets - 100.0%		$ 2,373,685,373

Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$131,213,732	$—	$131,213,732
Corporate Debt Securities	—	813,541,551	—	813,541,551
Foreign Government Obligations	—	10,358,596	—	10,358,596
Mortgage-Backed Securities	—	169,334,074	—	169,334,074
Municipal Government Obligation	—	297,730	—	297,730
U.S. Government Agency Obligations	—	604,005,594	—	604,005,594
U.S. Government Obligations	—	598,949,069	—	598,949,069
Preferred Stocks	5,530,984	—	—	5,530,984
Commercial Paper	—	435,693,604	—	435,693,604
Short-Term U.S. Government Obligations	—	54,342,665	—	54,342,665
Other Investment Company	14,694,940	—	—	14,694,940
Repurchase Agreement	—	37,914,009	—	37,914,009

Total Investments	$20,225,924	$2,855,650,624	$—	$2,875,876,548

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $880,030,933, representing 37.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,181,373, collateralized by cash collateral of $14,694,940 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,955,205. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at July 31, 2023.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 10

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Core Bond (formerly, Transamerica Intermediate Bond) (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 11

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 12